Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	$ 1,604	$ 18,939
Cash flows from investing activities:
Proceeds from sale of vessels	23,910	0
Vessels acquisitions and improvements	(134)	(37,246)
Finance lease prepayment	(3,500)	0
Other fixed assets, net	(176)	(69)
Term deposits	0	1,500
Deposits assets, non-current	1,325	0
Net cash provided by/ (used in) investing activities	21,425	(35,815)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	0	70
Payments for repurchase of common stock	(1,583)	0
Dividends paid	(5,048)	(8,916)
Proceeds from long term debt and other financial liabilities	53,750	80,300
Repayments of long term debt and other financial liabilities	(70,868)	(47,910)
Repayments of convertible notes	(8,000)	(10,000)
Payments of fractional shares due to reverse stock split	(23)	0
Payments of financing and stock issuance costs	(1,282)	(937)
Net cash (used in) / provided by financing activities	(33,054)	12,607
Net decrease in cash and cash equivalents and restricted cash	(10,025)	(4,269)
Cash and cash equivalents and restricted cash at beginning of period	32,477	45,626
Cash and cash equivalents and restricted cash at end of period	22,452	41,357
Cash paid during the period for:
Interest paid	8,899	4,798
Noncash investing activities:
Vessels acquisitions and improvements	0	3,518
Noncash financing activities:
Dividends declared but not paid	$ 491	$ 4,460